INCOME TAXES	6 Months Ended
Jun. 30, 2018
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 9 - INCOME TAXES

A reconciliation between the income tax expense (benefit) at the US statutory tax rate and the Company’s income tax provision (benefit) on the condensed consolidated statements of operations and comprehensive income (loss) is below:

	Successor Company				Predecessor Company
	Three Months Ended June 30,		Six Months Ended June 30,	Period from February 1, 2017 to June 30,	Period from January 1, 2017 to January 31,
	2018	2017	2018	2017	2017
	(Unaudited)
Income (loss) before income taxes	$2,668,244	$1,517,237	$1,920,955	$(5,243,578)	$(5,521,794)
US statutory tax rate	21%	34%	21%	34%	34%
Income tax expense (benefit) at statutory rate	560,331	515,861	403,401	(1,782,817)	(1,877,410)
State tax expense (benefit), net of federal	156,527	38,064	116,242	8,575	(278,657)
Foreign tax rates different from US statutory rate	25,947	(6,254)	33,264	90,003	(45,631)
Non-deductible expenses	89,671	(303,917)	72,055	2,928,445	409
Other	(8,587)	-	(8,590)	-	(2,084)
Total tax provision (benefit)	$823,889	$243,754	$616,372	$1,244,206	$(2,203,373)

Effective income tax rates for interim periods are based upon our current estimated annual rate.  Our effective income tax rate varies based upon an estimate of taxable earnings as well as on the mix of taxable earnings in the various states and countries in which we operate.  Changes in the annual allocation and apportionment of the Company’s activity among these jurisdictions results in changes to the effective rate utilized to measure the Company’s deferred tax assets and liabilities.

As presented in the income tax reconciliation above, the tax provision (benefit) recognized on the condensed consolidated statements of operations and comprehensive income (loss) was impacted by state taxes, non-deductible expenses such as share-based compensation expense and transaction costs, and foreign tax rates applicable to the Company’s foreign subsidiaries that are higher or lower than the U.S. statutory rate.

On December 22, 2017, the United States enacted tax reform legislation known as H.R. 1, commonly referred to as the “Tax Cuts and Jobs Act” (the “Act”), resulting in significant modifications to existing law.  Due to the timing of the Act and the complexity involved in applying the provisions of the Act, the Company made a reasonable estimate of the effects and recorded provisional amounts in the fourth quarter of 2017, which primarily included the impact of the remeasurement of the Company’s deferred tax balances to reflect the change in the corporate tax rate.  As a result of the changes to tax laws and tax rates under the Act, the Company reduced its deferred tax asset as of December 31, 2017 by $656,000.

As the Company collects and prepares necessary data and interprets the Act and any additional guidance issued by the U.S. Treasury Department, the IRS, and other standard-setting bodies, the Company may make adjustments to the provisional amounts recorded in December 2017.  Those adjustments may materially impact the provision for income taxes and effective tax rate in the period in which the adjustments are made.  In the first half of 2018, there were no such adjustments made to the provisional amounts recorded in December 2017.

As of June 30, 2018, the Company did not have any amounts accrued for interest and penalties or recorded for uncertain tax positions.